Financial Risk Management - Schedule of Foreign Currency Exchange Gains and Losses Exposure against US Dollar (Detail) - Foreign exchange risk [member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Risk Management [line items]
Gain	S/ 426,850	S/ 392,942	S/ 383,085
Loss	S/ (432,652)	S/ (425,782)	S/ (406,789)